THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated September 1, 2017 to the

Statement of Additional Information dated March 1, 2017 (the “SAI”)

The following paragraph is hereby added after the final paragraph under the heading “DESCRIPTION OF SHARES” on page 103:

NOTICE: Under Section 72.1021(a) of the Texas Property Code, initial investors in the Funds who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust by writing to The Commerce Funds, c/o Shareholder Services, P.O. Box 219525, Kansas City, MO 64121-9525 or by calling 1-800-995-6365 to obtain a form for providing written notice to the Trust.

This Supplement should be retained with the SAI for future reference.